Milliman 6-Month Parred Down S&P 500 with Par Up Outcome Fund - May/Nov

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 39.20%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		997	$99,968
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		2,000	96,520
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,671	48,309
Vanguard Short-Term Treasury ETF (a)............................................................................		1,672	96,625
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $346,638)			341,422
		Notional
PURCHASED OPTIONS - 116.75% (b)(c)	Contracts	Amount

CALL OPTIONS - 102.77%
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $400.13.....................................	18	$645,408	2,099
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $0.42........................................	25	896,400	893,047
PUT OPTIONS - 13.98%			895,146

iShares 20+ Year Treasury Bond ETF, Expires 11/10/2022, Strike Price $110.62.................	85	870,825	76,227
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 11/10/2022, Strike Price
$106.30................................................................................................................	89	911,805	45,430
S&P 500® Mini Index, Expires 11/10/2022, Strike Price $160.46.....................................	25	896,400	127
TOTAL PURCHASED OPTIONS (Cost $1,110,452)			121,784
			1,016,930
Total Investments (Cost $1,457,090) - 155.95%............................................................			1,358,352
Liabilities in Excess of Other Assets - (55.95)%.............................................................			(487,313)
....................................................................................TOTAL NET ASSETS - 100.00%			$871,039

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $341,422.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	11/10/2022	$160.46	25	$(896,400)	$(497,931)
PUT OPTIONS					(497,931)

iShares 20+ Year Treasury Bond ETF...............	11/10/2022	$116.44	85	(870,825)	(121,264)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	11/10/2022	$111.89	89	(911,805)	(88,955)
S&P 500® Mini Index...................................	11/10/2022	$400.13	13	(466,128)	(52,680)
TOTAL OPTIONS WRITTEN (Premiums Received $731,416)					(262,899)
					$(760,830)